Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Schedule of expected effect of the standard's application on the relevant items of the statement of financial position

	According to IAS 17	The change	According to IFRS 16
	Thousands USD	Thousands USD	Thousands USD
Right-of-use assets	-	1,891	1,891
Other payables	(57)	57	-
Lease liabilities	-	(2,192)	(2,192)
Other long-term liabilities	(244)	244	-

Schedule of details regarding the exchange rate

	Consumer Price Index	Euro	NIS
December 31, 2019	100.8	1.10	0.29
December 31, 2018	100.2	1.14	0.27
December 31, 2017	100.4	1.20	0.29
Change in percentages:
Year ended December 31, 2019	(0.05)	(3.5)	7.40
Year ended December 31, 2018	(0.19)	(5)	(6.89)
Year ended December 31, 2017	(0.47)	14.28	11.53

Schedule of property plant and equipment, useful life span of the assets
%

Machinery and equipment (mainly 7%)	7 - 25
Computers	20 - 33
Office furniture and equipment	7 - 15
Leasehold Improvements	7 - 10
Printers leased to customers	25